Commitments and Contingent Liabilities (Changes in Accrued Product Warranty Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of year	¥ 17,318	¥ 17,452
Additions	15,945	18,870
Utilization	(14,488)	(14,707)
Other	(2,929)	(4,297)
Balance at end of year	¥ 15,846	¥ 17,318